LOANS FOR CAPITAL LEASE BUSINESS	12 Months Ended
Jun. 30, 2018
Debt Disclosure [Abstract]
BANK LOAN FOR CAPITAL LEASE BUSINESS
NOTE 10 -	LOANS FOR CAPITAL LEASE BUSINESS

Bank loans

Bank loans of $13,696,574 and $28,281,541 as of June 30, 2018 and 2017, respectively, represented RMB denominated loans Jinshang Leasing obtained for Shuguang and Yancheng projects from Huaxia Bank and CITIC Bank. The Huaxia Bank loans for Shuguang project with a total principal of RMB300 million ($45.3 million) were obtained in December 2015, May 2016 and June 2016, bear interest at the fixed rate of 5.5% per annum, have a term of three years, pledged with the Company’s time deposit certificates of $4.5 million and $4.4 million (RMB30 million)(Note 4) as of June 30, 2018 and 2017, respectively, and guaranteed by Liaoning SG Automotive Group Co., Ltd (lessee of Shuguang project).

The CITIC Bank loan for Yancheng project with a principal amount of RMB3.1 million ($0.5 million) was obtained in April 2015, bears interest at the fixed rate of 5.75% per annum, has a term from April 3, 2015 to February 12, 2020, pledged with time deposit certificate from Potevio New Energy Yancheng Co., Ltd (lessee of Yancheng project) of $517,665 and $505,570 (RMB
3,426,450
) as of June 30, 2018 and 2017, respectively.

Interest expense incurred on the bank loans for the years ended June 30, 2018, 2017 and 2016 were $1,062,956 and $1,684,075 and $524,409, respectively.

Other loans

Other loans of $ 4,774,510 as of June 30, 2018 represented RMB denominated loans Jinshang Leasing obtained in July 2016 and April 2017 for its various direct financing lease projects from Great Wall Guoxing Financial Leasing Co., Ltd. The loans bear interest at the fixed rate of 6% per annum and the term of the loans is thirty months and matures in 2019, and pledged against the Company’s receivables from its certain direct financing leases, with a carrying amount of $ 3,746,653 (RMB24,799,285) as of June 30, 2018. Jinshang Leasing paid deposits totaled $ 604,748 (RMB4,002,855) (Note 9) to Great Wall Guoxing Financial Leasing Co., Ltd, which are non-interest bearing and repayable upon maturity of the other loans.

Interest expense incurred on the other loans for the years ended June 30, 2018 and 2017 were $449,663 and $410,512, respectively.

As of June 30, 2018, the borrowings will be due according to the following schedule:

	Bank loans (principal amounts)	Other loans (principal amounts)
Within 1 year	$13,345,068	$4,382,920
Between 1 to 2 years	351,506	391,590
Between 2 to 3 years	-	-
Between 3 to 4 years	-	-
Between 4 to 5 years	-	-
Beyond 5 years	-	-
	$13,696,574	$4,774,510